Income Taxes - Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Major components of tax expense (income) [abstract]
Net loss for the year before income taxes	$ 5,414,745	$ 3,541,011	$ 3,458,976
Combined Canadian federal and provincial tax rate	25.00%	25.00%	25.10%
Expected income tax recovery at statutory rates	$ 1,353,686	$ 885,253	$ 868,203
Share based compensation	(25,329)	(19,711)	(37,620)
Non-deductible financing transaction costs	0	(20,074)	(89,678)
Other non-deductible expenses	(3,012)	(736)	(2,864)
CEE incurred applied to flow-through shares	(55,395)	(179,086)	(476,559)
Amortization of flow-through share premium	47,481	154,676	218,232
Non-taxable (non-deductible) change in fair value warrants of financial instruments	(18,033)	(62,434)	6,706
Losses and other deductions for which no benefit has been recognized	(1,251,917)	(603,212)	(268,188)
Deferred income tax recoveries	$ 47,481	$ 154,676	$ 218,232